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MetLife Investors Insurance Company of California
501 Boylston Street
Boston, MA 02116-3700

                                  May 4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re: MetLife Investors Insurance Company of California and MetLife Investors Variable Annuity Account Five
               File No. 333-54016 (Class VA, Class AA and Class B) Rule 497(j) Certification

Commissioners:

         On behalf of MetLife Investors Insurance Company of California
(the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectuses, one Statement of Additional Information ("SAI") and two Supplements to the May 1, 2004 Prospectuses, each dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplements to the Prospectuses contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 28, 2004.

         If you have any questions, please contact me at (617) 578-3514.

                                                  Sincerely,

                                                  /s/  Michele H. Abate

                                                  Michele H. Abate